Contingencies and Other Accrued Losses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May 31, 2019	May 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Environmental reserve for estimate of remediation costs		$ 1.7
Litigation settlement amount	$ 6.5